Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 160,510	$ 444,420	$ 132,803
Trade accounts receivable, net	48,231	109,795	78,843
Accounts receivable - related party	0	4,506	4,506
Prepaid expenses	56,867	64,603	32,239
Total current assets	265,608	623,324	248,391
OTHER ASSETS
Property and equipment, net	148,637	127,503	141,080
Investment		0	10,000
Customer relationships, net	14,032	22,450	33,675
Proprietary content, net	344,597	393,824	459,463
Trade name	69,300	69,300	69,300
Non-compete agreements, net	11,835	15,780	21,040
Trademarks	44,291	30,085	22,592
Goodwill	1,094,702	1,094,702	1,094,702
Total assets	1,993,002	2,376,968	2,100,243
CURRENT LIABILITIES
Accounts payable - trade	66,612	51,814	27,229
Accrued expenses	22,359	122,552	103,654
Deferred revenue	0	95,601	32,739
Line of credit		0	19,732
Notes payable	338,168	165,562	93,397
Pre-merger payables		0	99,056
Total current liabilities	427,139	435,529	375,807
Notes payable	1,052,949	281,031	0
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value; 300,000,000 shares authorized	35,838	35,738	34,863
Additional paid-in capital	5,921,384	5,679,668	4,768,596
Accumulated deficit	(5,106,140)	(4,054,998)	(3,079,023)
Total stockholders' equity	851,082	1,660,408	1,724,436
Liabilities and Stockholders Equity	$ 1,993,002	$ 2,376,968	$ 2,100,243